Document and Entity Information	Sep. 21, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	HONEYWELL INTERNATIONAL INC
Amendment Flag	false
Entity Central Index Key	0000773840
Document Type	8-K
Document Period End Date	Sep. 21, 2022
Entity Incorporation State Country Code	DE
Entity File Number	1-8974
Entity Tax Identification Number	22-2640650
Entity Address, Address Line One	855 S. MINT STREET
Entity Address, City or Town	CHARLOTTE
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28202
City Area Code	(704)
Local Phone Number	627-6200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $1 per share*
Trading Symbol	HON
Security Exchange Name	NASDAQ
Euro Notes 130 Due 2023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.300% Senior Notes due 2023
Trading Symbol	HON 23A
Security Exchange Name	NASDAQ
A 00 Senior Notes Due 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.000% Senior Notes due 2024
Trading Symbol	HON 24A
Security Exchange Name	NASDAQ
Euro 225 Notes Due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.250% Senior Notes due 2028
Trading Symbol	HON 28A
Security Exchange Name	NASDAQ
Euro 75 Term Loan Due 2032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.750% Senior Notes due 2032
Trading Symbol	HON 32
Security Exchange Name	NASDAQ